Derivative financial instruments - Narrative (Details) - GBP (£) £ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Derivative financial liabilities
Disclosure of offsetting of financial assets [line items]
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	£ 38	£ 43
Derivative liability exposures	265	218
Non-cash assets pledged as collateral	5	5
Cash collateral netted | Derivative financial liabilities
Disclosure of offsetting of financial assets [line items]
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	5	5
Derivative liability exposures	28	23
Derivative financial assets
Disclosure of offsetting of financial assets [line items]
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	37	43
Derivative asset exposures	273	226
Non-cash collateral	14	13
Derivative financial assets | Cash collateral netted
Disclosure of offsetting of financial assets [line items]
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	5	6
Derivative asset exposures	£ 36	£ 31